JOHN HANCOCK TRUST
601 Congress Street
Boston, MA 02210
April 27, 2009
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	John Hancock Trust (the “Trust”)
File Nos. 2-94157; 811-04146
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 87 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 88 to its Registration Statement under the 1940 Act (“Amendment No. 87”).
Amendment No. 87 is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act. The purpose of this filing is to respond to comments from the Staff and to update the disclosure for Classic Value Trust, Core Equity Trust, Income & Value Trust, Mid Cap Value Trust, Small Cap Opportunities Trust, Small Company Trust and U.S. Large Cap Trust, each a series of the Trust.
The undersigned represents that Amendment No. 87 does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the 1933 Act.
If you have any questions, please call the undersigned at 617-663-2166 or David Barr at 617-663-3241.
Sincerely,

/s/ Betsy Anne Seel Betsy Anne Seel
Senior Counsel and Assistant Secretary